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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—98.4%
ADVERTISING—0.4%
Focus Media Holding Ltd.#	386,200	$7,639,036

AEROSPACE & DEFENSE—3.5%
Boeing Co., /The	165,500	12,232,105
General Dynamics Corp.	107,000	6,788,080
Honeywell International, Inc.	502,400	29,164,320
Precision Castparts Corp.	56,100	8,726,916
United Technologies Corp.	113,700	8,463,828
		65,375,249
AIR FREIGHT & LOGISTICS—0.9%
FedEx Corp.	30,400	2,745,120
United Parcel Service, Inc., Cl. B +	186,100	14,071,021
		16,816,141
AIRLINES—0.1%
United Continental Holdings, Inc.*	124,400	2,349,916

ALTERNATIVE CARRIERS—0.4%
Cogent Communications Group, Inc.	382,653	7,067,601

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	107,100	8,506,953
Ralph Lauren Corp.	16,700	2,410,478
		10,917,431
APPAREL RETAIL—0.2%
Limited Brands, Inc.	81,500	3,875,325

APPLICATION SOFTWARE—1.9%
Cadence Design Systems, Inc. *	1,344,800	16,433,456
Informatica Corp. *	95,600	2,821,156
Salesforce.com, Inc. *	92,659	11,523,073
Tangoe, Inc. *	307,120	5,893,633
		36,671,318
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.*	67,350	7,515,587

AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC *	93,700	2,660,143
WABCO Holdings, Inc. *	112,600	6,183,992
		8,844,135
AUTO RENTAL—0.2%
Hertz Global Holdings, Inc.*	375,842	4,231,981

BIOTECHNOLOGY—1.0%
Gilead Sciences, Inc. *	138,321	7,514,981
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	406,230	3,075,770
United Therapeutics Corp. *	123,400	6,759,852
Vertex Pharmaceuticals, Inc. *	43,800	2,124,738
		19,475,341
BROADCASTING & CABLE TV—0.9%
CBS Corp., Cl. B	278,600	9,321,956
Liberty Media Corp., Capital, Cl. A *	84,697	8,012,336
		17,334,292

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—0.1%
Fortune Brands Home & Security, Inc. *	83,400	$1,844,808
Owens Corning *	31,600	848,776
		2,693,584
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	291,200	10,605,504

COMMUNICATIONS EQUIPMENT—2.3%
Cisco Systems, Inc.	550,900	8,786,855
Palo Alto Networks, Inc. *	8,600	491,404
QUALCOMM, Inc. +	590,817	35,259,959
		44,538,218
COMPUTER HARDWARE—7.8%
Apple, Inc.+	251,372	153,527,962

COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp. *	658,699	17,264,501
NetApp, Inc. *	90,400	2,953,368
		20,217,869
CONSTRUCTION & ENGINEERING—1.1%
KBR, Inc.	422,200	11,078,528
Quanta Services, Inc. *	480,400	11,044,396
		22,122,924
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Caterpillar, Inc.	134,200	11,300,982
Cummins, Inc.	43,200	4,142,880
Joy Global, Inc.	101,000	5,245,940
		20,689,802
CONSUMER FINANCE—0.3%
Capital One Financial Corp.	85,800	4,846,842

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.+	39,065	17,054,607

DIVERSIFIED BANKS—0.7%
Wells Fargo & Co.	374,000	12,644,940

DIVERSIFIED CHEMICALS—1.1%
Eastman Chemical Co.	284,000	14,847,520
PPG Industries, Inc.	52,800	5,779,488
		20,627,008
DIVERSIFIED METALS & MINING—0.5%
Freeport-McMoRan Copper & Gold, Inc.	262,400	8,835,008

DRUG RETAIL—1.4%
CVS Caremark Corp.	579,900	26,240,475

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Cooper Industries PLC, CL. A	288,045	20,704,675

ELECTRONIC MANUFACTURING SERVICES—0.4%
IPG Photonics Corp.*	139,500	7,230,285

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings, Inc.	4,800	$939,648
Monsanto Co.	123,700	10,591,194
		11,530,842
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	73,500	6,861,225

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.*	372,615	19,007,091

HEALTH CARE EQUIPMENT—1.6%
Covidien PLC +	352,712	19,709,546
Gen-Probe, Inc. *	78,600	6,499,434
Insulet Corp. *	109,101	2,134,016
Medtronic, Inc.	72,100	2,842,182
		31,185,178
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	225,580	8,815,666

HEALTH CARE SERVICES—2.1%
Express Scripts, Inc.*+	696,000	40,326,240

HOME IMPROVEMENT RETAIL—1.6%
Lowe’s Companies, Inc.+	1,234,072	31,308,407

HOMEBUILDING—0.1%
Standard Pacific Corp.*	341,200	1,934,604

HOTELS RESORTS & CRUISE LINES—0.3%
Wyndham Worldwide Corporation	109,600	5,704,680

HOUSEHOLD PRODUCTS—1.0%
Procter & Gamble Co., /The	288,400	18,613,336

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.1%
Towers Watson & Co.	46,600	2,732,158

HYPERMARKETS & SUPER CENTERS—0.3%
Wal-Mart Stores, Inc.	81,700	6,080,931

INDUSTRIAL CONGLOMERATES—1.4%
Tyco International Ltd.	446,221	24,515,382

INDUSTRIAL MACHINERY—1.2%
Stanley Black & Decker, Inc.	340,860	22,800,125

INTEGRATED TELECOMMUNICATION SERVICES—1.3%
Verizon Communications, Inc.	550,400	24,845,056

INTERNET RETAIL—3.6%
Amazon.com, Inc. *+	223,900	52,235,869
Expedia, Inc.	160,200	9,129,798
Kayak Software Corp. *	2,100	70,476
priceline.com, Inc. *	14,800	9,793,752
		71,229,895
INTERNET SOFTWARE & SERVICES—6.2%
Baidu, Inc. #*	81,400	9,810,328
Cornerstone OnDemand, Inc. *	95,200	2,263,856

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
DealerTrack Holdings, Inc. *	476,600	$13,902,422
eBay, Inc. *+	721,700	31,971,310
Equinix, Inc. *	47,300	8,427,914
Facebook, Inc. *	172,300	3,740,633
Google, Inc., Cl. A *+	71,255	45,102,276
OpenTable, Inc. *	71,657	2,605,449
VistaPrint NV *	105,895	3,653,378
		121,477,566
IT CONSULTING & OTHER SERVICES—3.9%
Accenture Ltd.	195,600	11,794,680
Cognizant Technology Solutions Corp., Cl. A *	239,761	13,611,232
International Business Machines Corp. +	251,613	49,311,116
		74,717,028
LEISURE FACILITIES—1.2%
Six Flags Entertainment Corp.	373,496	21,517,105
Vail Resorts, Inc.	33,900	1,682,796
		23,199,901
LEISURE PRODUCTS—0.6%
Brunswick Corp.	449,200	9,877,908
Coach, Inc.	46,400	2,288,912
		12,166,820
LIFE & HEALTH INSURANCE—0.7%
Prudential Financial, Inc.	293,000	14,146,040

LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc.	146,412	8,150,756

MANAGED HEALTH CARE—1.6%
Cigna Corp.	79,100	3,186,148
UnitedHealth Group, Inc.	529,400	27,047,046
		30,233,194
MORTGAGE REITS—2.1%
American Capital Agency Corp. +	970,100	34,089,314
Two Harbors Investment Corp.	675,700	7,750,279
		41,839,593
MOVIES & ENTERTAINMENT—2.7%
News Corp., Cl. A	1,590,600	36,615,612
Viacom, Inc., Cl. B	157,935	7,377,144
Walt Disney Co., /The	189,600	9,316,944
		53,309,700
OIL & GAS DRILLING—0.2%
Rowan Cos Plc*	94,700	3,326,811

OIL & GAS EQUIPMENT & SERVICES—2.1%
Halliburton Company	772,700	25,599,551
National Oilwell Varco, Inc.	69,496	5,024,561
Weatherford International Ltd. *	760,500	9,164,025
		39,788,137

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Anadarko Petroleum Corp.	401,545	$27,883,284
Cabot Oil & Gas Corp.	45,800	1,932,302
Pioneer Natural Resources Co.	114,500	10,148,135
		39,963,721
OIL & GAS REFINING & MARKETING—0.5%
Valero Energy Corp.	358,100	9,847,750

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
JPMorgan Chase & Co.	259,043	9,325,548

PAPER PRODUCTS—0.3%
International Paper Co.	180,300	5,915,643

PHARMACEUTICALS—4.5%
Bristol-Myers Squibb Co.	401,190	14,282,364
Johnson & Johnson	395,100	27,348,822
Pfizer, Inc. +	1,440,599	34,632,000
Sanofi #	275,500	11,196,320
		87,459,506
PRECIOUS METALS & MINERALS—0.1%
SPDR Gold Trust*	14,691	2,299,729

RAILROADS—1.2%
CSX Corp. +	838,700	19,239,778
Union Pacific Corp.	39,500	4,843,095
		24,082,873
REGIONAL BANKS—0.2%
Regions Financial Corp.	587,100	4,086,216

RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytics, Inc., Cl. A*	122,000	6,130,500

RESIDENTIAL REITS—0.8%
American Campus Communities, Inc.	146,400	6,977,424
Home Properties, Inc.	136,500	8,955,765
		15,933,189
RESTAURANTS—1.5%
McDonald’s Corp.	246,861	22,059,499
Starbucks Corp.	145,100	6,570,128
		28,629,627
SEMICONDUCTOR EQUIPMENT—1.8%
ASML Holding NV #	324,000	18,630,000
Lam Research Corp. *	446,575	15,366,646
		33,996,646
SEMICONDUCTORS—1.8%
Avago Technologies Ltd.	183,700	6,796,900
Broadcom Corp., Cl. A	314,000	10,638,320
Intel Corp.	327,400	8,414,180
ON Semiconductor Corp. *	560,900	3,892,646
Skyworks Solutions, Inc. *	204,466	5,915,201
		35,657,247

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—3.4%
Coca-Cola Co., /The	340,500	$27,512,400
PepsiCo, Inc. +	545,915	39,704,398
		67,216,798
SPECIALIZED FINANCE—0.9%
IntercontinentalExchange, Inc.*	137,300	18,016,506

SPECIALIZED REITS—0.7%
American Tower Corp., Cl. A	173,900	12,574,709

SPECIALTY CHEMICALS—2.1%
Celanese Corp.	220,470	8,406,521
Cytec Industries, Inc.	199,400	12,275,064
LyondellBasell Industries NV	215,800	9,609,574
Rockwood Holdings, Inc.	246,900	10,917,918
		41,209,077
SPECIALTY STORES—0.3%
Dick’s Sporting Goods, Inc.	116,300	5,712,656

SYSTEMS SOFTWARE—0.9%
Microsoft Corp.	300,800	8,864,576
VMware Inc., Cl. A *	89,700	8,141,172
		17,005,748
TOBACCO—2.3%
Philip Morris International, Inc.+	481,494	44,027,811

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc. *	188,400	5,446,644
WESCO International, Inc. *	111,800	6,228,378
		11,675,022
WIRELESS TELECOMMUNICATION SERVICES—1.5%
SBA Communications Corp. *	194,400	11,481,264
Vodafone Group PLC #	622,600	17,899,750
		29,381,014
TOTAL COMMON STOCKS (Cost $1,742,621,603)		1,900,686,954

PREFERRED STOCKS—0.3%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
JPMorgan Chase & Co., 8.63%, 09/1/13 (Cost $5,391,283)	194,990	5,262,780

MASTER LIMITED PARTNERSHIP —1.1%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Blackstone Group LP	682,600	9,454,010
Carlyle Group LP, /The	251,100	6,134,373
		15,588,383
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Plains All American Pipeline LP	70,300	6,186,400

TOTAL MASTER LIMITED PARTNERSHIP (Cost $20,129,122)		21,774,783

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—0.6%
CABLE & SATELLITE—0.1%
XM Satellite Radio, Inc., 7.00%, 12/1/14*,(L2)(b)	$1,500,000	$2,124,375

HOMEBUILDING—0.5%
Lennar Corp., 2.75%, 12/15/20*,(L2)(b)	1,989,000	2,963,610
Lennar Corp., 3.25%, 11/15/21*,(L2)(b)	3,911,000	5,719,838
		8,683,448
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,453,701)		10,807,823

Total Investments (Cost $1,775,595,709)(c)	100.4%	1,938,532,340
Liabilities in Excess of Other Assets	(0.4)	(5,819,207)

NET ASSETS	100.0%	$1,932,713,133

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $2,843,610 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.6% of the net assets of the Fund.

(c)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,807,231,728, amounted to $131,300,612 which consisted of aggregate gross unrealized appreciation of $200,283,960 and aggregate gross unrealized depreciation of $68,983,348.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—(2.4)%
AUTO RENTAL—(0.3)%
Zipcar, Inc.*	520,309	$5,426,823

BIOTECHNOLOGY—(0.1)%
Mesoblast Ltd*	280,500	1,854,415

CONSUMER ELECTRONICS—(0.1)%
Sony Corp.#	138,200	1,679,130

DIVERSIFIED SUPPORT SERVICES—(0.5)%
KAR Auction Services, Inc.*	549,600	8,799,096

ELECTRONIC COMPONENTS—0.0%
DTS, Inc.*	34,100	635,283

HOME ENTERTAINMENT SOFTWARE—(0.1)%
Activision Blizzard, Inc.	158,700	1,909,161

INDUSTRIAL MACHINERY—(0.2)%
Donaldson Co., Inc.	87,900	3,000,027

IT CONSULTING & OTHER SERVICES—(0.6)%
Infosys Technologies Ltd.#	300,000	11,874,000

OIL & GAS EXPLORATION & PRODUCTION—(0.6)%
SPDR S&P Oil & Gas Exploration & Production ETF	212,106	10,866,190

TOTAL (proceeds $49,723,592)		$46,044,125

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $2,843,610 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.6% of the net assets of the Fund.

(c)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,807,231,728, amounted to $131,300,612 which consisted of aggregate gross unrealized appreciation of $200,283,960 and aggregate gross unrealized depreciation of $68,983,348.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—94.5%
AEROSPACE & DEFENSE—2.4%
General Dynamics Corp.	6,160	$390,790
Honeywell International, Inc.	13,320	773,226
		1,164,016
AIR FREIGHT & LOGISTICS—3.3%
FedEx Corp.	8,745	789,674
United Parcel Service, Inc., Cl. B	10,510	794,661
		1,584,335
AUTO PARTS & EQUIPMENT—0.8%
Johnson Controls, Inc.	15,430	380,350

AUTOMOBILE MANUFACTURERS—0.9%
Tesla Motors, Inc.*	16,050	440,091

BROADCASTING & CABLE TV—1.8%
Discovery Communications, Inc., Series A*	16,965	858,938

COAL & CONSUMABLE FUELS—0.3%
Solazyme, Inc.*	12,305	168,948

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	47,520	757,944

COMPUTER HARDWARE—8.1%
Apple, Inc.	6,460	3,945,509

COMPUTER STORAGE & PERIPHERALS—1.8%
EMC Corp.*	32,465	850,908

CONSTRUCTION & ENGINEERING—0.6%
Aecom Technology Corp.*	17,550	284,486

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
Cummins, Inc.	3,550	340,445
Lindsay Corp.	7,250	514,025
		854,470
CONSUMER FINANCE—1.2%
American Express Co.	9,760	563,249

DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Visa, Inc., Cl. A	6,985	901,554

DISTRIBUTORS—1.3%
LKQ Corp.*	17,705	625,518

DIVERSIFIED CHEMICALS—1.8%
Eastman Chemical Co.	16,245	849,289

DIVERSIFIED SUPPORT SERVICES—0.3%
EnerNOC, Inc.*	24,535	155,552

ELECTRIC UTILITIES—3.7%
Duke Energy Corp.	12,695	860,467
ITC Holdings Corp.	12,250	908,828
		1,769,295
ELECTRONIC EQUIPMENT MANUFACTURERS—1.2%
Itron, Inc.*	14,350	559,220

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRONIC MANUFACTURING SERVICES—1.6%
Trimble Navigation Ltd.*	17,475	$773,444

ENVIRONMENTAL & FACILITIES SERVICES—5.7%
Clean Harbors, Inc. *	13,830	837,268
Covanta Holding Corp.	37,680	647,342
Tetra Tech, Inc. *	29,295	753,174
Waste Management, Inc.	16,780	577,232
		2,815,016
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	2,925	273,049

GENERAL MERCHANDISE STORES—1.5%
Target Corp.	11,765	713,547

HEALTH CARE SERVICES—1.4%
Express Scripts, Inc.*	11,735	679,926

HOME IMPROVEMENT RETAIL—0.4%
Lowe’s Companies, Inc.	7,255	184,059

HOUSEHOLD PRODUCTS—1.9%
Procter & Gamble Co., /The	14,149	913,176

HYPERMARKETS & SUPER CENTERS—1.4%
Wal-Mart Stores, Inc.	8,820	656,473

INDUSTRIAL CONGLOMERATES—1.6%
General Electric Co.	36,910	765,883

INDUSTRIAL GASES—0.7%
Praxair, Inc.	3,050	316,468

INDUSTRIAL MACHINERY—2.0%
Pall Corp.	7,295	389,626
Woodward Governor Co.	17,510	587,811
		977,437
INTEGRATED OIL & GAS—1.7%
Chevron Corp.	7,095	777,470

INTERNET RETAIL—3.1%
Amazon.com, Inc. *	5,295	1,235,323
Expedia, Inc.	5,432	309,570
		1,544,893
INTERNET SOFTWARE & SERVICES—4.6%
eBay, Inc. *	16,110	713,673
Facebook, Inc. *	5,660	122,879
Google, Inc., Cl. A *	2,255	1,427,347
		2,263,899
INVESTMENT BANKING & BROKERAGE—1.0%
Goldman Sachs Group, Inc., /The	4,815	485,834

IT CONSULTING & OTHER SERVICES—2.3%
International Business Machines Corp.	5,795	1,135,704

LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	5,485	240,682

	SHARES	VALUE
COMMON STOCKS—(CONT.)
METAL & GLASS CONTAINERS—2.1%
Ball Corp.	9,580	$398,145
Crown Holdings, Inc. *	17,430	625,736
		1,023,881
MOVIES & ENTERTAINMENT—1.5%
Walt Disney Co., /The	14,710	722,849

OIL & GAS REFINING & MARKETING—0.2%
Gevo, Inc.*	26,175	101,559

PACKAGED FOODS & MEATS—1.5%
General Mills, Inc.	18,610	720,207

PHARMACEUTICALS—5.0%
Johnson & Johnson	15,690	1,086,061
Merck & Co., Inc.	7,775	343,422
Pfizer, Inc.	41,647	1,001,194
		2,430,677
RAILROADS—1.1%
Norfolk Southern Corp.	6,980	516,869

RESTAURANTS—3.0%
Chipotle Mexican Grill, Inc. *	1,170	342,026
McDonald’s Corp.	7,320	654,115
Starbucks Corp.	10,810	489,477
		1,485,618
SEMICONDUCTORS—5.3%
Broadcom Corp., Cl. A	17,690	599,337
ChipMOS TECHNOLOGIES Bermuda Ltd. *	19,325	211,995
Cree, Inc. *	20,615	493,729
First Solar, Inc. *	2,550	39,627
Intel Corp.	42,950	1,103,815
Trina Solar Ltd. #*	32,235	152,149
		2,600,652
SOFT DRINKS—3.3%
Coca-Cola Co., /The	20,445	1,651,956

SPECIALTY CHEMICALS—2.0%
Celanese Corp.	12,790	487,683
Rockwood Holdings, Inc.	11,355	502,118
		989,801
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	43,815	1,291,228

TOTAL COMMON STOCKS (Cost $38,750,033)		45,765,929

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—0.3%
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Covanta Holding Corp., 3.25%, 6/1/14*,(L2)(a) (Cost $110,000)	$110,000	$130,075

Total Investments (Cost $38,860,033)(b)	94.8%	45,896,004
Other Assets in Excess of Liabilities	5.2	2,500,853

NET ASSETS	100.0%	$48,396,857

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.3% of the net assets of the Fund.

(b)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $38,942,012, amounted to $6,953,992 which consisted of aggregate gross unrealized appreciation of $10,388,376 and aggregate gross unrealized depreciation of $3,434,384.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II |  ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—94.8%
AEROSPACE & DEFENSE—3.0%
Honeywell International, Inc.	976	$56,657
Precision Castparts Corp.	379	58,957
		115,614
ALTERNATIVE CARRIERS—1.0%
Cogent Communications Group, Inc.	2,080	38,418

APPAREL ACCESSORIES & LUXURY GOODS—1.3%
PVH Corp.	627	49,803

APPAREL RETAIL—3.6%
Ross Stores, Inc.	644	42,787
TJX Cos., Inc.	1,091	48,309
Urban Outfitters, Inc. *	1,324	40,448
		131,544
APPLICATION SOFTWARE—1.6%
Adobe Systems, Inc. *	389	12,012
Informatica Corp. *	510	15,050
Salesforce.com, Inc. *	265	32,956
		60,018
AUTO PARTS & EQUIPMENT—2.5%
American Axle & Manufacturing Holdings, Inc. *	4,132	44,584
Delphi Automotive PLC *	1,804	51,216
		95,800
AUTOMOTIVE RETAIL—1.2%
O’Reilly Automotive, Inc.*	539	46,214

BIOTECHNOLOGY—9.5%
Alkermes PLC *	5,168	96,073
Cepheid, Inc. *	981	31,431
Incyte Corp., Ltd. *	1,114	27,839
Synageva BioPharma Corp. *	777	38,897
Theravance, Inc. *	1,818	52,958
United Therapeutics Corp. *	475	26,021
Vertex Pharmaceuticals, Inc. *	1,867	90,568
		363,787
BUILDING PRODUCTS—0.8%
Armstrong World Industries, Inc.	336	12,986
Owens Corning *	648	17,406
		30,392
COMMUNICATIONS EQUIPMENT—4.1%
Ciena Corp. *	1,985	31,820
Cisco Systems, Inc.	2,809	44,804
F5 Networks, Inc. *	285	26,613
JDS Uniphase Corp. *	2,817	27,719
QUALCOMM, Inc.	380	22,678
		153,634
COMPUTER HARDWARE—2.7%
Apple, Inc.	140	85,507

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER HARDWARE—(CONT.)
Dell, Inc. *	1,597	$18,972
		104,479
COMPUTER STORAGE & PERIPHERALS—0.4%
EMC Corp.*	581	15,228

CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.*	1,097	25,220

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Alliance Data Systems Corp. *	224	29,120
Mastercard, Inc.	112	48,896
		78,016
DIVERSIFIED CHEMICALS—3.0%
Eastman Chemical Co.	1,131	59,128
EI Du Pont de Nemours & Co.	1,138	56,559
		115,687
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Jabil Circuit, Inc.	1,480	32,116

ELECTRONIC MANUFACTURING SERVICES—0.7%
IPG Photonics Corp.*	545	28,247

FERTILIZERS & AGRICULTURAL CHEMICALS—1.2%
CF Industries Holdings, Inc.	240	46,982

FOOD RETAIL—0.9%
Fresh Market, Inc., /The*	587	34,568

GENERAL MERCHANDISE STORES—2.7%
Dollar General Corp. *	983	50,143
Target Corp.	880	53,372
		103,515
GOLD—0.7%
AuRico Gold, Inc.*	4,234	27,521

HOTELS RESORTS & CRUISE LINES—2.2%
Marriott Vacations Worldwide Corp. *	1,135	35,208
Wyndham Worldwide Corporation	968	50,384
		85,592
HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	756	48,792

HOUSEWARES & SPECIALTIES—0.8%
Tupperware Brands Corp.	609	31,924

HUMAN RESOURCE & EMPLOYMENT SERVICES—2.1%
Robert Half International, Inc.	1,677	45,296
Towers Watson & Co.	562	32,950
		78,246
INDUSTRIAL MACHINERY—1.5%
Stanley Black & Decker, Inc.	837	55,987

INFORMATION TECHNOLOGY—0.7%
Arrow Electronics, Inc.*	836	28,215

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—1.3%
Equinix, Inc. *	232	$41,338
LogMeIn, Inc. *	379	7,182
		48,520
IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	521	29,577

LEISURE FACILITIES—1.5%
Six Flags Entertainment Corp.	988	56,919

LEISURE PRODUCTS—1.8%
Coach, Inc.	796	39,267
Michael Kors Holdings Ltd. *	753	31,091
		70,358
LIFE & HEALTH INSURANCE—1.9%
Lincoln National Corp.	2,360	47,319
Prudential Financial, Inc.	526	25,395
		72,714
LIFE SCIENCES TOOLS & SERVICES—2.2%
Illumina, Inc. *	1,209	50,137
Life Technologies Corp. *	732	32,120
		82,257
MORTGAGE REITS—1.1%
Capstead Mortgage Corp.	2,914	41,029

MOVIES & ENTERTAINMENT—3.2%
News Corp., Cl. A	2,169	49,930
Viacom, Inc., Cl. B	713	33,304
Walt Disney Co., /The	758	37,248
		120,482
OIL & GAS DRILLING—0.9%
Rowan Cos Plc*	934	32,811

OIL & GAS EQUIPMENT & SERVICES—0.9%
Superior Energy Services, Inc.*	1,623	35,170

OIL & GAS EXPLORATION & PRODUCTION—2.7%
Anadarko Petroleum Corp.	452	31,387
ConocoPhillips	691	37,618
Pioneer Natural Resources Co.	376	33,325
		102,330
OIL & GAS REFINING & MARKETING—0.9%
Valero Energy Corp.	1,265	34,788

PACKAGED FOODS & MEATS—3.4%
B&G Foods, Inc.	1,220	34,160
Hormel Foods Corp.	3,439	95,983
		130,143
PHARMACEUTICALS—1.5%
Questcor Pharmaceuticals, Inc. *	1,209	44,576
ViroPharma, Inc. *	662	14,372
		58,948

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESIDENTIAL REITS—2.7%
American Campus Communities, Inc.	1,071	$51,045
Camden Property Trust	708	50,487
		101,532
RESTAURANTS—0.7%
Chipotle Mexican Grill, Inc.*	86	25,140

SEMICONDUCTOR EQUIPMENT—0.6%
ASML Holding NV#	427	24,553

SEMICONDUCTORS—2.6%
Altera Corp.	647	22,936
Avago Technologies Ltd.	537	19,869
Broadcom Corp., Cl. A	429	14,535
ON Semiconductor Corp. *	2,650	18,391
Skyworks Solutions, Inc. *	765	22,131
		97,862
SOFT DRINKS—1.3%
PepsiCo, Inc.	696	50,620

SPECIALIZED FINANCE—0.7%
IntercontinentalExchange, Inc.*	197	25,850

SPECIALTY CHEMICALS—4.0%
Albemarle Corp.	731	42,560
Celanese Corp.	967	36,872
PolyOne Corp.	2,376	34,998
Rockwood Holdings, Inc.	800	35,376
		149,806
SPECIALTY STORES—0.9%
Ulta Salon, Cosmetics & Fragrance, Inc.	426	36,159

SYSTEMS SOFTWARE—2.7%
Fortinet, Inc. *	1,501	36,039
MICROS Systems, Inc. *	474	22,629
VMware, Inc., Cl. A *	494	44,835
		103,503
WIRELESS TELECOMMUNICATION SERVICES—1.5%
SBA Communications Corp.*	942	55,634

TOTAL COMMON STOCKS
(Cost $3,512,848)		3,612,264

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —1.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
KKR & Co., LP	2,854	$39,927

TOTAL MASTER LIMITED PARTNERSHIP
(Cost $40,286)		39,927

Total Investments
(Cost $3,553,134)(a)	95.8%	3,652,191
Other Assets in Excess of Liabilities	4.2	159,454

NET ASSETS	100.0%	$3,811,645

‡                        Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                        Non-income producing security.

#                        American Depository Receipts.

(a)              At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,553,229, amounted to $98,962 which consisted of aggregate gross unrealized appreciation of $245,934 and aggregate gross unrealized depreciation of $146,972.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—67.8%
AEROSPACE & DEFENSE—2.6%
Boeing Co., /The	1,465	$108,278
GeoEye, Inc. *	2,850	72,476
Honeywell International, Inc.	3,865	224,362
Spirit Aerosystems Holdings, Inc., Cl. A *	4,405	103,518
Triumph Group, Inc.	2,055	128,499
		637,133
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	1,950	147,440

APPAREL RETAIL—0.3%
Fast Retailing Co., Ltd.	335	69,251

APPLICATION SOFTWARE—1.4%
Cadence Design Systems, Inc. *+	13,525	165,276
Informatica Corp. *	1,540	45,445
Tangoe, Inc. *	7,380	141,622
		352,343
BIOTECHNOLOGY—2.1%
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	30,133	228,152
United Therapeutics Corp. *	3,900	213,642
Vertex Pharmaceuticals, Inc. *	1,595	77,373
		519,167
BROADCASTING & CABLE TV—0.9%
CBS Corp., Cl. B+	6,755	226,022

BUILDING PRODUCTS—0.3%
Fortune Brands Home & Security, Inc.*	2,915	64,480

COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems, Inc.	5,085	81,106
Corning, Inc.	10,450	119,235
F5 Networks, Inc. *	2,780	259,596
		459,937
COMPUTER HARDWARE—5.9%
Apple, Inc. +	1,255	766,503
NCR Corp. *	20,180	470,598
Teradata Corp. *	3,935	266,085
		1,503,186
COMPUTER STORAGE & PERIPHERALS—2.1%
EMC Corp. *	15,310	401,274
Seagate Technology PLC	4,225	126,835
		528,109
CONSTRUCTION & ENGINEERING—0.4%
Quanta Services, Inc.*	4,570	105,064

DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Mastercard, Inc.	365	159,349

DISTILLERS & VINTNERS—0.5%
Beam, Inc.	1,900	119,472

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED BANKS—0.3%
Wells Fargo & Co.	2,610	$88,244

DIVERSIFIED CHEMICALS—0.5%
Eastman Chemical Co.	2,660	139,065

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Cooper Industries PLC, CL. A	1,820	130,822

ELECTRONIC MANUFACTURING SERVICES—1.2%
IPG Photonics Corp.*	5,850	303,206

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	2,510	147,814

GENERAL MERCHANDISE STORES—1.5%
Dollar General Corp.*+	7,320	373,393

HEALTH CARE FACILITIES—1.5%
HCA Holdings, Inc.	6,250	165,500
Tenet Healthcare Corporation *	47,980	221,668
		387,168
HEALTH CARE SERVICES—1.3%
Express Scripts, Inc.*+	5,620	325,623

HOME IMPROVEMENT RETAIL—0.9%
Lowe’s Companies, Inc.+	8,980	227,823

HOMEBUILDING—1.4%
Standard Pacific Corp. *	39,500	223,965
Toll Brothers, Inc. *	4,255	124,118
		348,083
HOTELS RESORTS & CRUISE LINES—0.5%
Interval Leisure Group	6,905	126,638

INDUSTRIAL CONGLOMERATES—0.6%
Tyco International Ltd.	2,690	147,789

INDUSTRIAL MACHINERY—0.9%
SPX Corp.	990	60,113
Stanley Black & Decker, Inc.	2,610	174,583
		234,696
INTEGRATED OIL & GAS—0.3%
Royal Dutch Shell PLC#	1,285	87,636

INTERNET RETAIL—2.3%
Amazon.com, Inc. *+	2,310	538,923
priceline.com, Inc. *	55	36,396
		575,319
INTERNET SOFTWARE & SERVICES—3.6%
DealerTrack Holdings, Inc. *	4,540	132,432
eBay, Inc. *+	8,490	376,106
Google, Inc., Cl. A *	405	256,353
OpenTable, Inc. *	3,285	119,443
VistaPrint NV *	1,035	35,708
		920,042

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—0.8%
Accenture Ltd.	530	$31,959
Cognizant Technology Solutions Corp., Cl. A *	3,040	172,581
		204,540
LEISURE FACILITIES—1.3%
Six Flags Entertainment Corp.	5,670	326,649

LIFE & HEALTH INSURANCE—0.2%
Prudential Financial, Inc.	1,110	53,591

MORTGAGE REITS—1.5%
American Capital Agency Corp.+	11,190	393,217

MOTORCYCLE MANUFACTURERS—0.9%
Harley-Davidson, Inc.	5,515	238,413

MOVIES & ENTERTAINMENT—2.3%
Lions Gate Entertainment Corp. *	7,255	97,580
News Corp., Cl. A	21,400	492,629
		590,209
OIL & GAS EQUIPMENT & SERVICES—1.3%
Halliburton Company	7,770	257,420
National Oilwell Varco, Inc.	945	68,324
		325,744
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	5,470	379,837
ConocoPhillips	1,730	94,181
Pioneer Natural Resources Co.	2,090	185,237
		659,255
OIL & GAS REFINING & MARKETING—0.7%
Phillips 66	4,952	186,195

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
JPMorgan Chase & Co.	1,795	64,620

PHARMACEUTICALS—5.5%
Bristol-Myers Squibb Co.	6,240	222,144
Johnson & Johnson	5,575	385,902
Medicis Pharmaceutical Corp., Cl. A	3,955	130,199
Pfizer, Inc.	11,105	266,964
ViroPharma, Inc. *	2,590	56,229
Warner Chilcott PLC, Cl. A *	20,930	355,810
		1,417,248
RAILROADS—0.7%
CSX Corp.	8,020	183,979

REGIONAL BANKS—0.4%
Regions Financial Corp.	13,445	93,577

RESEARCH & CONSULTING SERVICES—0.8%
Verisk Analytics, Inc., Cl. A*+	3,835	192,709

RESIDENTIAL REITS—2.0%
AvalonBay Communities, Inc.	1,700	250,053

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESIDENTIAL REITS—(CONT.)
Camden Property Trust	3,525	$251,368
		501,421
SEMICONDUCTOR EQUIPMENT—0.8%
ASML Holding NV#	3,450	198,375

SEMICONDUCTORS—3.6%
Avago Technologies Ltd.	4,195	155,215
Broadcom Corp., Cl. A	8,180	277,139
Intel Corp.	8,650	222,305
Maxim Integrated Products, Inc.	3,840	104,563
Skyworks Solutions, Inc. *	5,375	155,499
		914,721
SOFT DRINKS—1.1%
PepsiCo, Inc.	4,180	304,011

SPECIALIZED FINANCE—0.9%
IntercontinentalExchange, Inc.*+	1,800	236,196

SPECIALTY CHEMICALS—1.0%
Celanese Corp.	1,575	60,055
LyondellBasell Industries NV	2,470	109,989
Rockwood Holdings, Inc.	1,565	69,204
		239,248
TOBACCO—0.8%
Philip Morris International, Inc.	2,150	196,596

TRADING COMPANIES & DISTRIBUTORS—0.9%
Fastenal Co.	2,740	118,148
United Rentals, Inc. *	2,205	63,747
WESCO International, Inc. *	860	47,911
		229,806
TOTAL COMMON STOCKS
(Cost $16,231,924)		17,204,634

PREFERRED STOCKS—0.5%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
JPMorgan Chase & Co., 8.63%, 09/1/13
(Cost $140,753)	5,075	136,974

RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Adolor Corp., CPR*,(L2),(b)
(Cost $–)	49,870	25,932

MASTER LIMITED PARTNERSHIP—0.1%
INVESTMENT BANKING & BROKERAGE—0.1%
Apollo Global Management LLC	4,105	55,705

TOTAL MASTER LIMITED PARTNERSHIP
(Cost $51,050)		55,705

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—0.9%
HOMEBUILDING—0.9%
Lennar Corp., 3.25%, 11/15/21*,(L2)(c)
(Cost $153,884)	$151,000	$220,838

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
SPDR S&P 500 ETF Trust/ Sept./ 132
(Cost $8,826)	25	4,725

Total Investments
(Cost $16,586,437)(d)	69.4%	17,648,808
Other Assets in Excess of Liabilities	30.6	7,771,336

NET ASSETS	100.0%	$25,420,144

‡                        Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+                      All or a portion of this security is held as collateral for securities sold short.

*                        Non-income producing security.

#                        American Depository Receipts.

(a)              Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $113,001 and represents 0.9% of the net assets of the Fund.

(b)              Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.1% of the net assets of the Fund.

(c)               Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.9% of the net assets of the Fund.

(d)              At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,559,575, amounted to $89,233 which consisted of aggregate gross unrealized appreciation of $1,685,287 and aggregate gross unrealized depreciation of $1,596,054.

(L2)       Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Securities Sold Short‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—(22.1)%
AEROSPACE & DEFENSE—(0.9)%
Northrop Grumman Corp.	3,310	$219,122

APPLICATION SOFTWARE—(0.3)%
Synopsys, Inc.*	2,135	64,669

ASSET MANAGEMENT & CUSTODY BANKS—(0.3)%
Northern Trust Corp.	1,465	66,511

AUTO RENTAL—(0.4)%
Zipcar, Inc.*	8,855	92,358

AUTOMOTIVE RETAIL—(0.7)%
Carmax, Inc.*	6,690	186,183

BIOTECHNOLOGY—(0.7)%
Myriad Genetics, Inc.*	2,765	68,710
Mesoblast Ltd*	15,930	105,315
		174,025
COMPUTER STORAGE & PERIPHERALS—(0.5)%
Western Digital Corp.*	3,320	132,036

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.6)%
PACCAR Inc	245	9,802
Volvo AB	10,730	132,756
		142,558
CONSUMER ELECTRONICS—(0.5)%
Sony Corp.#	9,710	117,977

DATA PROCESSING & OUTSOURCED SERVICES—(0.2)%
Automatic Data Processing, Inc.	890	50,330

DIVERSIFIED SUPPORT SERVICES—(0.8)%
KAR Auction Services, Inc.*	12,160	194,682

ELECTRONIC COMPONENTS—(1.2)%
Amphenol Corp., Cl. A	4,340	255,540
DTS, Inc.*	3,015	56,169
		311,709
EXCHANGE TRADED FUNDS—(3.7)%
iShares Russell 2000 Index Fund	3,743	293,264
SPDR S&P 500 ETF Trust	4,775	657,566
		950,830
HEALTH CARE EQUIPMENT—(0.6)%
Becton Dickinson and Co.	910	68,896
Intuitive Surgical, Inc.*	155	74,633
		143,529
HEALTH CARE FACILITIES—(0.2)%
Community Health Systems, Inc.*	2,165	53,281

HEALTH CARE SUPPLIES—(1.1)%
Cie Generale d’Optique Essilor International SA	810	70,604
DENTSPLY International, Inc.	3,655	132,822
DiaSorin SpA	2,915	79,985
		283,411
HOME ENTERTAINMENT SOFTWARE—(0.1)%
Activision Blizzard, Inc.	2,150	25,865

INDUSTRIAL CONGLOMERATES—(1.0)%
3M Co.	2,825	257,725

INDUSTRIAL MACHINERY—(0.8)%
Donaldson Co., Inc.	5,600	191,128

	SHARES	VALUE
COMMON STOCKS (CONT.)—(22.1)%
INTEGRATED OIL & GAS—(0.5)%
Occidental Petroleum Corp.	670	$58,310
Hess Corp.	1,340	63,194
		121,504
INVESTMENT BANKING & BROKERAGE—(0.3)%
Piper Jaffray Cos*	1,720	36,653
Jefferies Group, Inc.	2,855	35,802
		72,455
IT CONSULTING & OTHER SERVICES—(0.7)%
Infosys Technologies Ltd.#	4,150	164,257

LEISURE PRODUCTS—(0.3)%
Under Armour, Inc., Cl. A*	1,265	68,867

LIFE SCIENCES TOOLS & SERVICES—(0.4)%
Mettler-Toledo International, Inc.*	650	100,620

OFFICE ELECTRONICS—(0.4)%
Xerox Corp.	14,620	101,317

OIL & GAS DRILLING—(0.2)%
Patterson-UTI Energy, Inc.	3,180	49,226

OIL & GAS EXPLORATION & PRODUCTION—(1.1)%
SPDR S&P Oil & Gas Exploration & Production ETF	5,265	269,726

PHARMACEUTICALS—(0.5)%
Perrigo Co.	1,135	129,413

PUBLISHING—(0.5)%
Gannett Co., Inc.	8,320	117,395

RESTAURANTS—(0.8)%
Panera Bread Co., Cl. A*	1,295	203,950

SEMICONDUCTOR EQUIPMENT—(0.5)%
Applied Materials, Inc.	12,275	133,675

SEMICONDUCTORS—(1.3)%
Intersil Corp.	9,950	91,640
Microchip Technology, Inc.	3,160	105,481
Taiwan Semiconductor Manufacturing Co., Ltd.#	9,545	133,344
		330,465
THRIFTS & MORTGAGE FINANCE—(0.2)%
Radian Group, Inc.	19,855	55,594

TRUCKING—(0.2)%
Werner Enterprises, Inc.	1,800	41,544

TOTAL (proceeds $5,545,695)		$5,617,937

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—(CONT.)—96.5%
BERMUDA—0.8%
APPAREL RETAIL—0.8%
Trinity Ltd. (Cost $79,145)	114,000	$74,534

BRAZIL—12.1%
AGRICULTURAL PRODUCTS—0.7%
SLC Agricola SA	5,800	63,604

APPAREL RETAIL—1.3%
Cia Hering	6,600	130,265

ASSET MANAGEMENT & CUSTODY BANKS—0.4%
CETIP SA - Mercados Organizados	3,200	40,540

BREWERS—0.0%
Cia de Bebidas das Americas*	7	268

CONSTRUCTION & ENGINEERING—0.9%
Mills Estruturas e Servicos de Engenharia SA	6,600	88,957

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Redecard SA	2,900	46,755

DIVERSIFIED BANKS—0.6%
Banco do Brasil SA*	5,200	55,299

DIVERSIFIED METALS & MINING—1.6%
Vale SA#*	8,550	154,328

INTEGRATED OIL & GAS—1.4%
Petroleo Brasileiro SA*	13,400	131,062

MANAGED HEALTH CARE—0.9%
Odontoprev SA	17,100	83,000

PACKAGED FOODS & MEATS—0.7%
M Dias Branco SA	2,400	67,202

PAPER PACKAGING—0.6%
Klabin SA*	14,000	61,806

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
BR Malls Participacoes SA	11,675	136,231
BR Properties SA	8,900	103,763
		239,994
TOTAL BRAZIL (Cost $1,391,881)		1,163,080
CANADA—0.4%
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Petrominerales Ltd. (Cost $57,654)	4,500	41,637

CAYMAN ISLANDS—4.1%
CONSUMER FINANCE—1.1%
Chailease Holding Co., Ltd.	60,000	101,804

INTEGRATED OIL & GAS—0.3%
Green Dragon Gas Ltd.*	5,801	30,455

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CAYMAN ISLANDS—(CONT.)
INTERNET SOFTWARE & SERVICES—2.3%
Mail.ru Group Ltd. (a)	3,160	$95,811
Tencent Holdings Ltd.	4,000	119,568
		215,379
OIL & GAS EXPLORATION & PRODUCTION—0.4%
MIE Holdings Corp.	134,000	34,215

TOTAL CAYMAN ISLANDS (Cost $391,195)		381,853

CHILE—1.0%
HYPERMARKETS & SUPER CENTERS—1.0%
Cencosud SA (Cost $94,130)	16,461	93,941

CHINA—9.6%
APPAREL RETAIL—1.9%
Belle International Holdings Ltd.	97,000	179,625

DIVERSIFIED BANKS—1.0%
China Minsheng Banking Corp., Ltd.*	104,500	96,757

DIVERSIFIED METALS & MINING—1.4%
Tiangong International Co., Ltd.*	649,377	133,985

ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
AAC Technologies Holdings, Inc.	17,500	51,115

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.5%
Huaneng Power International, Inc.	68,000	49,632

INTEGRATED OIL & GAS—0.8%
China Petroleum & Chemical Corp.	86,000	78,186

INTERNET SOFTWARE & SERVICES—1.0%
Baidu, Inc.#*	800	96,416

LIFE & HEALTH INSURANCE—0.9%
Ping An Insurance Group Co., of China Ltd.	11,500	90,240

MARINE—0.9%
China Shipping Development Co., Ltd.	196,000	80,628

OIL & GAS EXPLORATION & PRODUCTION—0.7%
CNOOC Ltd.	33,000	66,812

TOTAL CHINA (Cost $1,014,376)		923,396

COLOMBIA—1.1%
CONSTRUCTION MATERIALS—1.1%
Cementos Argos SA	21,276	84,041
Inversiones Argos SA	2,568	24,643
		108,684
TOTAL COLOMBIA (Cost $105,353)		108,684

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CYPRUS—1.0%
RAILROADS—1.0%
Globaltrans Investment PLC.(a) (Cost $95,369)	5,123	$96,825

HONG KONG—5.8%
APPAREL RETAIL—0.5%
Sitoy Group Holdings Ltd.*	103,000	45,027

CONSUMER ELECTRONICS—0.7%
Haier Electronics Group Co., Ltd.*	58,000	67,090

INDUSTRIAL CONGLOMERATES—1.1%
Beijing Enterprises Holdings Ltd.	16,500	107,027

INTEGRATED TELECOMMUNICATION SERVICES—1.2%
China Unicom Hong Kong Ltd.	74,000	109,169

PACKAGED FOODS & MEATS—1.4%
China Mengniu Dairy Co., Ltd.	46,000	136,435

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
China Overseas Grand Oceans Group Ltd.	91,000	83,553

TOTAL HONG KONG (Cost $580,380)		548,301

INDIA—5.5%
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Titan Industries Ltd.	18,304	73,104

CABLE & SATELLITE—0.8%
Dish TV India Ltd*	60,005	74,844

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Tata Motors Ltd.#	4,300	86,860

DIVERSIFIED BANKS—1.3%
HDFC Bank Ltd.	11,397	120,903

HOMEFURNISHING RETAIL—0.8%
TTK Prestige Ltd.*	1,215	78,179

TOBACCO—0.9%
ITC Ltd.*	19,284	89,114

TOTAL INDIA (Cost $520,496)		523,004

INDONESIA—2.8%
AGRICULTURAL PRODUCTS—0.4%
BW Plantation Tbk PT	281,500	44,110

ALTERNATIVE CARRIERS—1.6%
Tower Bersama Infrastructure Tbk PT*	367,500	152,719

REAL ESTATE DEVELOPMENT—0.8%
Bumi Serpong Damai PT	605,500	73,724

TOTAL INDONESIA (Cost $248,321)		270,553

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IRELAND—1.3%
INTEGRATED OIL & GAS—1.3%
Dragon Oil PLC. (Cost $120,727)	13,917	$124,809

JERSEY CHANNEL ISLANDS—1.1%
PRECIOUS METALS & MINERALS—1.1%
Polymetal International PLC.* (Cost $120,708)	7,592	103,736

LUXEMBOURG—1.1%
HOUSEWARES & SPECIALTIES—1.1%
Samsonite International SA* (Cost $102,148)	60,722	103,362

MALAYSIA—3.7%
AGRICULTURAL PRODUCTS—0.7%
Genting Plantations Bhd	21,500	65,026

CONSTRUCTION & ENGINEERING—0.8%
IJM Corp., Bhd*	42,800	70,956

HEALTH CARE PROVIDERS & SERVICE—0.6%
IHH Healthcare Bhd*	56,000	57,353

OIL & GAS EQUIPMENT & SERVICES—0.8%
Dialog Group BHD*	96,700	74,278

REAL ESTATE DEVELOPMENT—0.8%
UEM Land Holdings Bhd.*	124,000	78,976

TOTAL MALAYSIA (Cost $387,038)		346,589

MEXICO—6.5%
COMMODITY CHEMICALS—0.9%
Mexichem SAB de CV	17,787	84,133

DEPARTMENT STORES—1.3%
El Puerto de Liverpool SAB de CV	15,100	119,206

DIVERSIFIED BANKS—1.2%
Banregio Grupo Financiero SAB de CV	34,500	118,200

REAL ESTATE INVESTMENT TRUSTS—0.8%
Fibra Uno Administracion SA de CV	36,800	76,074

RESTAURANTS—1.1%
Alsea SAB de CV*	73,332	101,081

SOFT DRINKS—1.2%
Arca Continental SAB de CV	18,100	113,720

TOTAL MEXICO (Cost $535,601)		612,414

PERU—0.8%
DIVERSIFIED BANKS—0.8%
Credicorp Ltd. (Cost $80,377)	700	81,158

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHILIPPINES—1.2%
DIVERSIFIED BANKS—1.2%
BDO Unibank, Inc.* (Cost $102,816)	71,358	$110,169

RUSSIA—2.7%
DIVERSIFIED BANKS—0.8%
Sberbank of Russia#	6,523	72,316

INTEGRATED OIL & GAS—0.5%
Lukoil OAO#	871	49,211

OIL & GAS EXPLORATION & PRODUCTION—0.9%
NovaTek OAO(a)	782	88,444

PHARMACEUTICALS—0.5%
Pharmstandard OJSC*,(a)	3,482	50,559

TOTAL RUSSIA (Cost $264,634)		260,530

SINGAPORE—0.7%
SEMICONDUCTORS—0.7%
RF Micro Devices, Inc. (Cost $61,911)	32,000	63,774

SOUTH AFRICA—7.6%
APPAREL RETAIL—1.3%
Foschini Group Ltd., /The	7,424	127,821

DIVERSIFIED METALS & MINING—0.5%
African Rainbow Minerals Ltd.*	2,518	47,387

FOOD RETAIL—1.5%
Shoprite Holdings Ltd.	7,074	138,846

GOLD—0.7%
AngloGold Ashanti Ltd.	2,068	70,685

HEALTH CARE FACILITIES—0.9%
Life Healthcare Group Holdings Ltd.	21,667	87,829

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
FirstRand Ltd.	34,620	115,615

PHARMACEUTICALS—1.5%
Aspen Pharmacare Holdings Ltd.	8,116	142,333

TOTAL SOUTH AFRICA (Cost $619,099)		730,516

SOUTH KOREA—14.0%
AUTOMOBILE MANUFACTURERS—0.5%
Hyundai Motor Co.	246	51,564

CASINOS & GAMING—0.6%
Kangwon Land, Inc.*	2,600	53,579

COMMODITY CHEMICALS—1.1%
LG Chem Ltd.	378	104,975

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOUTH KOREA—(CONT.)
CONSTRUCTION & ENGINEERING—1.1%
Samsung Engineering Co., Ltd.*	650	$104,916

DIVERSIFIED BANKS—0.8%
KB Financial Group, Inc.#	2,426	76,007

HOME ENTERTAINMENT SOFTWARE—0.9%
NCSoft Corp.*	418	82,811

HOTELS RESORTS & CRUISE LINES—0.7%
Hotel Shilla Co., Ltd.*	1,658	71,046

INTERNET SOFTWARE & SERVICES—0.8%
Daum Communications Corp.*	804	78,646

MEDIA—0.5%
KT Skylife Co., Ltd.*	2,180	48,780

METAL & GLASS CONTAINERS—1.2%
Lock & Lock Co., Ltd.	4,570	110,141

PHARMACEUTICALS—0.6%
Celltrion, Inc.*	2,313	57,586

REINSURANCE—0.9%
Korean Reinsurance Co.*	9,506	82,224

SEMICONDUCTORS—4.3%
Samsung Electronics Co., Ltd.	358	414,464

TOTAL SOUTH KOREA (Cost $1,420,567)		1,336,739

SWITZERLAND—0.6%
LEISURE PRODUCTS—0.6%
Cie Financiere Richemont SA* (Cost $53,681)	9,648	54,310

TAIWAN—7.7%
COMPUTER STORAGE & PERIPHERALS—0.9%
Catcher Technology Co., Ltd.*	17,000	82,331

CONSTRUCTION MATERIALS—0.8%
Taiwan Cement Corp.*	64,000	74,603

DIVERSIFIED BANKS—0.8%
E.Sun Financial Holding Co., Ltd.*	141,000	77,470

ELECTRONIC EQUIPMENT MANUFACTURERS—2.0%
Hermes Microvision, Inc.	5,000	58,450
TXC Corp. *	87,000	134,249
		192,699
INDUSTRIAL MACHINERY—0.7%
Hiwin Technologies Corp.	7,000	64,880

PACKAGED FOODS & MEATS—0.8%
Uni-President Enterprises Corp.*	46,000	77,435

SEMICONDUCTORS—1.7%
Career Technology MFG. Co., Ltd. *	46,000	64,759

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TAIWAN—(CONT.)
Epistar Corp. *	50,815	$95,384
		160,143
TOTAL TAIWAN (Cost $776,634)		729,561

THAILAND—2.3%
CONSTRUCTION MATERIALS—0.9%
Siam Cement PCL	7,900	82,208

DIVERSIFIED BANKS—0.5%
Siam Commercial Bank PCL	9,600	48,883

HEALTH CARE FACILITIES—0.9%
Bangkok Dusit Medical Services PCL	27,000	85,018

TOTAL THAILAND (Cost $213,935)		216,109

TURKEY—1.0%
GOLD—1.0%
Koza Altin Isletmeleri AS (Cost $75,996)	4,626	91,492

TOTAL COMMON STOCKS (Cost $9,514,172)		9,191,076

Total Investments (Cost $9,514,172)(b)	96.5%	9,191,076
Other Assets in Excess of Liabilities	3.5	335,414

NET ASSETS	100.0%	$9,526,490

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)	GDR - Global Depository Receipt
(b)

At July 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,514,172 amounted to $322,420 which consisted of aggregate gross unrealized appreciation of $814,870 and aggregate gross unrealized depreciation of $1,137,290.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$318,280,329	$318,280,329	—	—
Consumer Staples	162,179,351	162,179,351	—	—
Energy	92,926,419	92,926,419	—	—
Financials	140,929,170	140,929,170	—	—
Health Care	225,645,881	222,570,111	3,075,770	—
Industrials	246,920,332	246,920,332	—	—
Information Technology	562,094,494	562,094,494	—	—
Materials	90,417,307	90,417,307	—	—
Telecommunication Services	61,293,671	61,293,671	—	—
TOTAL COMMON STOCKS	$1,900,686,954	$1,897,611,184	$3,075,770	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$10,807,823	—	$10,807,823	—
PREFERRED STOCKS
Financials	$5,262,780	$5,262,780	—	—
MASTER LIMITED PARTNERSHIP
Energy	$6,186,400	$6,186,400	—	—
Financials	15,588,383	15,588,383	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$21,774,783	$21,774,783	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,938,532,340	$1,924,648,747	$13,883,593	—
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$1,679,130	$1,679,130	—	—
Energy	$10,866,190	$10,866,190	—	—
Health Care	1,854,415	1,854,415	—	—
Industrials	17,225,946	17,225,946	—	—
Information Technology	14,418,444	14,418,444	—	—
TOTAL COMMON STOCKS	$46,044,125	$46,044,125	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,228,912	$7,228,912	—	—
Consumer Staples	3,941,812	3,941,812	—	—
Energy	1,047,977	1,047,977	—	—
Financials	1,049,083	1,049,083	—	—
Health Care	3,351,285	3,351,285	—	—
Industrials	9,118,064	9,118,064	—	—
Information Technology	15,080,062	15,080,062	—	—
Materials	3,179,439	3,179,439	—	—
Utilities	1,769,295	1,769,295	—	—
TOTAL COMMON STOCKS	$45,765,929	$45,765,929	—	—
CONVERTIBLE CORPORATE BONDS
Industrials	$130,075	—	$130,075	—
TOTAL INVESTMENTS IN SECURITIES	$45,896,004	$45,765,929	$130,075	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$853,450	$853,450	—	—
Consumer Staples	264,123	264,123	—	—
Energy	205,099	205,099	—	—
Financials	241,125	241,125	—	—
Health Care	504,992	504,992	—	—
Industrials	337,575	337,575	—	—
Information Technology	771,852	771,852	—	—
Materials	339,996	339,996	—	—
Telecommunication Services	94,052	94,052	—	—
TOTAL COMMON STOCKS	$3,612,264	$3,612,264	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$39,927	$39,927	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,652,191	$3,652,191	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,101,800	$3,101,800	—	—
Consumer Staples	767,893	767,893	—	—
Energy	1,258,830	1,258,830	—	—
Financials	1,430,866	1,430,866	—	—
Health Care	2,649,206	2,421,054	228,152	—
Industrials	2,073,918	2,073,918	—	—
Information Technology	5,543,808	5,543,808	—	—
Materials	378,313	378,313	—	—
TOTAL COMMON STOCKS	$17,204,634	$16,976,482	$228,152	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$220,838	—	$220,838	—
PREFERRED STOCKS
Financials	$136,974	$136,974	—	—
PURCHASED OPTIONS
	$4,725	$4,725	—	—
RIGHTS
Health Care	$25,932	—	$25,932	—
MASTER LIMITED PARTNERSHIP
Financials	$55,705	$55,705	—	—
TOTAL INVESTMENTS IN SECURITIES	$17,648,808	$17,173,886	$474,922	—
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$694,372	$694,372	—	—
Energy	$440,456	$440,456	—	—
Financials	1,145,390	1,145,390	—	—
Health Care	884,279	884,279	—	—
Industrials	1,139,117	1,139,117	—	—
Information Technology	1,314,323	1,314,323	—	—
TOTAL COMMON STOCKS	$5,617,937	$5,617,937	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,453,417	$1,453,417	—	—
Consumer Staples	889,701	889,701	—	—
Energy	719,109	719,109	—	—
Financials	1,839,906	1,839,906	—	—
Health Care	563,678	563,678	—	—
Industrials	701,049	701,049	—	—
Information Technology	1,484,533	1,484,533	—	—
Materials	1,228,163	1,228,163	—	—
Telecommunication Services	261,888	261,888	—	—
Utilities	49,632	49,632	—	—
TOTAL COMMON STOCKS	$9,191,076	$9,191,076	—	—
TOTAL INVESTMENTS IN SECURITIES	$9,191,076	$9,191,076	—	—

On July 31, 2012 the Alger Dynamic Opportunities Fund transferred securities totaling $69,251 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2012, options were used in accordance with these objectives.

The fair values of derivative instruments as of July 31, 2012 are as follows:

Alger Dynamic Opportunities

	ASSET DERIVATIVES 2012		LIABILITY DERIVATIVES 2012
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$4,725		—
Total	—	$4,725		—

For the three months ended July 31, 2012, the Alger Dynamic Opportunities Fund had option purchases of $268,406 and option sales of $246,537, the Alger Spectra Fund had option purchases of $52,620 and option sales of $26,172.  The effect of derivative instruments on the statement of operations for the three months ended July31, 2012 is as follows:

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Derivatives not accounted for as hedging instruments	Options
Alger Dynamic Opportunities Fund
Purchased Options	$(97,931)
Written Options	4,029
Total	$(93,902)

Alger Spectra Fund
Derivatives not accounted for as hedging instruments
Purchased Options	$(26,448)
Total	$(26,448)

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Net change in Unrealized appreciations (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$9,902
Total	$9,902

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2012